Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents
	December 31,
	2016	2017
	NIS millions	NIS millions
Bank balances	178	59
Call deposits	1,062	468
	1,240	527